Related Party Transactions (Details) - USD ($)											3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 28, 2023	Jul. 03, 2023	Jun. 27, 2023	May 26, 2023	Jan. 14, 2022	Jan. 14, 2022	Dec. 31, 2021	Dec. 27, 2021	Oct. 13, 2021	Jun. 25, 2021	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Jun. 28, 2024	Mar. 20, 2024	Dec. 29, 2023	Nov. 10, 2023	Aug. 30, 2023	Jul. 30, 2023	May 30, 2023	May 25, 2023	Apr. 30, 2023	Mar. 30, 2023	Dec. 30, 2022	Sep. 30, 2022
Related Party Transactions [Line Items]
Common stock, par value (in Dollars per share)											$ 0.0001		$ 0.0001		$ 0.0001	$ 0.0001
Limited exceptions percentage													50.00%		50.00%
Threshold trading days													20 days		20 days
Threshold consecutive trading days													30 days		30 days
Aggregate purchase price					$ 259,136	$ 259,136
Services expense													$ 60,000		$ 120,000	$ 120,000
Due to affiliates															88,000	26,000
Sponsor fees								$ 10,000							6,000
Accrued services															26,000
Repaid amount											$ 353,663		353,663		293,663	205,663
Working capital loans	$ 1,500,000												1,500,000
Outstanding working capital													1,100,610		549,100	0
Balance outstanding promissory note													2,296,371		2,296,371	1,545,537
Payments to sponsor																120,000
Repaid amount		$ 99,166	$ 25,000	$ 124,166										$ 25,000	124,166
Related party due to affiliates															120,000	114,000
Private Placement Units [Member]
Related Party Transactions [Line Items]
Working capital loans													$ 1,500,000		$ 1,500,000
Price per share (in Dollars per share)											$ 10		$ 10		$ 10
Working Capital Note [Member]
Related Party Transactions [Line Items]
Price per share (in Dollars per share)											10		10		10
Principal amount	22,000																$ 177,773	$ 373,737	$ 15,000	$ 50,000	$ 378,000	$ 84,000
Promissory Note [Member]
Related Party Transactions [Line Items]
Price per share (in Dollars per share)											$ 10		$ 10		$ 10											$ 10	$ 10	$ 10
Principal amount												$ 125,000		125,000							125,000	125,000	$ 125,000	$ 125,000	$ 125,000	$ 125,000	$ 772,769	$ 772,769
Working Capital Note One [Member]
Related Party Transactions [Line Items]
Principal amount																						$ 84,000
Working Capital Note Two [Member]
Related Party Transactions [Line Items]
Principal amount	$ 22,000																		$ 15,000	$ 50,000	$ 378,000
CFO [Member]
Related Party Transactions [Line Items]
Services expense																26,000
Support Services [Member]
Related Party Transactions [Line Items]
Repaid amount											$ 60,000		$ 60,000		$ 114,000
Related Party [Member]
Related Party Transactions [Line Items]
Total convertible promissory notes															$ 2,845,471	$ 1,545,537
Founder Shares [Member]
Related Party Transactions [Line Items]
Issuance of share (in Shares)									2,156,250
Remaining share percentage													50.00%		50.00%
Founder Shares [Member] | Business Combination [Member]
Related Party Transactions [Line Items]
Common stock adjusted price per share (in Dollars per share)											$ 12.5		$ 12.5		$ 12.5
Support Services [Member]
Related Party Transactions [Line Items]
General and administrative expense											$ 30,000	$ 60,000	$ 30,000	$ 60,000
Class B Common Stock [Member]
Related Party Transactions [Line Items]
Shares of our common stock (in Shares)									1.5
Issuance of share (in Shares)									2,156,250
Sponsor [Member] | Founder Shares [Member]
Related Party Transactions [Line Items]
Forfeiture shares (in Shares)					224,328	224,328
Sponsor [Member] | Class B Common Stock [Member] | Founder Shares [Member]
Related Party Transactions [Line Items]
Purchased shares (in Shares)										1,437,500
Common stock, par value (in Dollars per share)										$ 0.0001
Aggregate price										$ 25,000
Over-Allotment Option [Member]
Related Party Transactions [Line Items]
Purchased shares (in Shares)					227,686	227,686							1,125,000		1,125,000
Over-Allotment Option [Member] | Founder Shares [Member]
Related Party Transactions [Line Items]
Forfeiture shares (in Shares)									281,250
Private Placement [Member]
Related Party Transactions [Line Items]
Purchased shares (in Shares)													347,500		347,500
Sponsor funded amount					$ 179,463	$ 179,463	$ 79,673
Aggregate purchase price					$ 45,540	$ 45,540	$ 3,475,000